Label	Element	Value
Direxion All Cap Insider Sentiment Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

DIREXION ALL CAP INSIDER SENTIMENT SHARES (KNOW)

Supplement dated September 29, 2017 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated February 28, 2017, as last supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	Direxion All Cap Insider Sentiment Shares
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective October 1, 2017, the Management Fee for the Direxion All Cap Insider Sentiment Shares and the Direxion iBillionaire Index ETF (each a “Fund” and collectively, the “Funds”), each a series of the Direxion Shares ETF Trust, is reduced from 0.45% to 0.40% of average daily net assets on assets less than $500 million and to 0.31% of average daily net assets on assets equal to or greater than $500 million.

In addition, Rafferty Asset Management, LLC (“Rafferty”), the Funds’ investment adviser, has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed 0.59% of average daily net assets, pursuant to the Operating Expense Limitation Agreement described below and in the Funds’ Prospectus.

In accordance with these changes, as of October 1, 2017, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Summary Prospectus and the summary section of the Prospectus for the Direxion All Cap Insider Sentiment Shares under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	For more information, please contact the Funds at (866) 476-7523. * * * * * Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	217
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	388
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 882

[1]	Rafferty has approved an additional reduction of the Management Fee by 0.09% to 0.31% of average daily net assets when the net assets of the Fund are equal to or greater than $500 million.
[2]	Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.59% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, and extraordinary expenses). Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of these percentage limitations and any percentage limitation then in effect. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.